Changes in liabilities arising from financing activities (Tables)	12 Months Ended
Dec. 31, 2023
Textblock 1 [Abstract]
Changes in liabilities arising from financing activities

Changes in liabilities arising from financing activities for the years ended December 31, 2022 and 2023 are as follows:

(In millions of won)
				Non-cash transactions
	January 1, 2022		Cash flows from financing activities	Gain or loss on foreign currency translation	Effective interest adjustment	Others	December 31, 2022
Short-term borrowings	₩	613,733	1,922,283	42,536	—	—	2,578,552
Long-term borrowings		9,438,512	1,470,383	59,657	—	(4,440)	10,964,112
Bonds (*)		2,611,561	(1,071,560)	113,669	12,644	(217,568)	1,448,746
Lease liabilities		84,326	(82,296)	(1,806)	—	72,564	72,788
Dividend payable		3,679	(292,786)	—	—	289,107	—
	₩	12,751,811	1,946,024	214,056	12,644	139,663	15,064,198

(*) Others include ~~W~~220,240 million of gain on valuation of financial liabilities at fair value through profit or loss and ~~W~~2,672 million of loss on early repayment of borrowings and bonds.

(In millions of won)
				Non-cash transactions
	January 1, 2023		Cash flows from financing activities	Gain or loss on foreign currency translation	Effective interest adjustment	Others	December 31, 2023
Short-term borrowings	₩	2,578,552	(716,386)	13,469	—	—	1,875,635
Long-term borrowings		10,964,112	2,139,554	50,174	3,271	8,240	13,165,351
Bonds		1,448,746	35,276	2,237	1,717	167	1,488,143
Lease liabilities		72,788	(73,483)	(312)	—	74,371	73,364
Dividend payable		—	(34,098)	(44)	—	41,444	7,302
	₩	15,064,198	1,350,863	65,524	4,988	124,222	16,609,795